Taxes Payable and Accrued Taxes - Summary of Taxes Payable and Accrued Taxes (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Taxes Payable and Accrued Taxes [Abstract]
Payroll taxes payable	$ 4.1	$ 7.0
Sales taxes payable	1.6	1.8
Carbon tax accrual	27.0	32.8
Taxes Payable and Accrued Taxes Current	$ 32.7	$ 41.6